Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Net earnings	$ 37.4	$ 1,971.2
Items that may be subsequently reclassified to net earnings
Net unrealized foreign currency translation gains (losses) on foreign operations	(139.7)	101.4
Share of other comprehensive income (loss) of associates, excluding net losses on defined benefit plans	67.4	(37.7)
Other comprehensive income that will be reclassified to profit or loss before foreign currency, before adjustments on change in value of foreign currency basis spreads, net of tax	(186.1)	(77.2)
Net unrealized foreign currency translation losses reclassified to net earnings	188.7	0.0
Items that may be subsequently reclassified to net earnings	2.6	(77.2)
Items that will not be subsequently reclassified to net earnings
Net losses on defined benefit plans	(67.5)	(69.3)
Share of net losses on defined benefit plans of associates	(51.1)	(41.3)
Items that will not be subsequently reclassified to net earnings	(118.6)	(110.6)
Other comprehensive loss, net of income taxes	(116.0)	(187.8)
Comprehensive income (loss)	(78.6)	1,783.4
Attributable to:
Shareholders of Fairfax	103.0	1,857.7
Non-controlling interests	(181.6)	(74.3)
Comprehensive income (loss)	(78.6)	1,783.4
Income tax on items that may be subsequently reclassified to net earnings
Net unrealized foreign currency translation gains (losses) on foreign operations	10.8	(4.3)
Share of other comprehensive income (loss) of associates, excluding net losses on defined benefit plans	(10.0)	(7.3)
Income tax on items that may be reclassified to net earnings	0.8	(11.6)
Net unrealized foreign currency translation losses reclassified to net earnings	0.1	0.0
Income tax on items that may be subsequently reclassified to net earnings	0.9	(11.6)
Income tax on items that will not be subsequently reclassified to net earnings
Net losses on defined benefit plans	20.8	29.8
Share of net losses on defined benefit plans of associates	5.3	6.5
Income tax on items that will not be subsequently reclassified to net earnings	26.1	36.3
Total income tax recovery included in other comprehensive loss	27.0	24.7
Canada
Statement [Line Items]
Net earnings	91.6	104.1
Items that may be subsequently reclassified to net earnings
Gains (losses) on hedge of net investment	(38.0)	(105.6)
Europe
Items that may be subsequently reclassified to net earnings
Gains (losses) on hedge of net investment	$ (75.8)	$ (35.3)